Balances and Transactions in Foreign Currencies - Exchange Rates (Details)	Apr. 14, 2023 $ / $ $ / €	Dec. 31, 2022 $ / $ $ / €	Dec. 31, 2021 $ / $ $ / €
Disclosure of exchange rates [Line Items]
Exchange rate	18.0490	19.4960
U.S. dollars
Disclosure of exchange rates [Line Items]
Exchange rate		19.3615	20.5835
U.S. dollars | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate	18.0638
Euros
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €		20.7810	23.2753
Euros | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €	19.9740